Net revenues (Summary of lease income) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure Of Lease Income [Line Items]
Financial income related to net lease investment	¥ 98,865	¥ 91,703
Operating leases	1,051,804	1,056,080
Total	¥ 1,150,669	¥ 1,147,783